Segment information (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Summary of information about reportable segments

Information about Reportable Segments:

	Air Ticketing			Hotels and Packages			Other Services			Others
	March 31			March 31			March 31			March 31			Total
Particulars	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022

Segment revenue	3,957,989	1,487,465	2,211,074	3,707,534	372,806	758,435	86,121	47,178	161,504	994,081	173,406	171,984	8,745,725	2,080,855	3,302,997
Service cost	-	-	-	(2,922,929)	(22,276)	(159,284)	-	-	-	-	-	-	(2,922,929)	(22,276)	(159,284)
Segment results	3,957,989	1,487,465	2,211,074	784,605	350,530	599,151	86,121	47,178	161,504	994,081	173,406	171,984	5,822,796	2,058,579	3,143,713

Other income													159,631	132,045	158,648
Unallocated expenses													(5,719,113)	(2,646,401)	(3,352,962)
Operating loss (before depreciation, amortization, impairment of goodwill and impairment of loan to joint venture)													263,314	(455,777)	(50,601)
Finance cost													(193,287)	(117,252)	(100,453)
Depreciation and amortization													(666,369)	(749,480)	(308,153)
Impairment of goodwill													(221,999)	(264,909)	-
Finance income													58,641	81,604	47,816
Share of loss of joint venture													(10,784)	(3,962)	41,616
Change in fair value of warrants gain													94	378,994	32,756
Listing and related expenses													-	-	(55,818)
Impairment of loan to joint venture													-	-	(72,719)
Loss before taxes													(770,390)	(1,130,782)	(465,556)
Tax expense													(69,805)	(64,096)	(16,906)
Loss for the period													(840,195)	(1,194,878)	(482,462)

Summary of reconciliation of information on reportable segments

Reconciliation of information on Reportable Segments to IFRS measures:

	Air Ticketing			Hotels and Packages			Other Services			Others			Total
	March 31			March 31			March 31			March 31			March 31
Particulars	2,020	2,021	2,022	2,020	2,021	2,022	2,020	2,021	2,022	2,020	2,021	2,022	2,020	2,021	2,022
Segment revenue	3,957,989	1,487,465	2,211,074	3,707,534	372,806	758,435	86,121	47,178	161,504	994,081	173,406	171,984	8,745,725	2,080,855	3,302,997
Less: customer inducement and acquisition costs**	(1,348,471)	(594,426)	(1,060,600)	(105,736)	(199,409)	(237,695)	(32,163)	(15,752)	(15,326)	-	-	-	(1,486,370)	(809,587)	(1,313,621)
Revenue	2,609,518	893,039	1,150,474	3,601,798	173,397	520,740	53,958	31,426	146,178	994,081	173,406	171,984	7,259,355	1,271,268	1,989,376

Summary of unallocated expenses

Unallocated expenses	(5,719,113)	(2,646,401)	(3,352,962)
Less: customer inducement and acquisition costs**	1,486,370	809,587	1,313,621
Unallocated expenses	(4,232,743)	(1,836,814)	(2,039,341)

Notes: **For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Summary of non-current assets by physical location

Non-current assets are disclosed based on respective physical location of the assets

	Non Current Assets*
	March 31, 2021	March 31, 2022
India	1,362,703	1,003,868
Others	1,519	98
Total	1,364,222	1,003,966

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.